Financial instruments and risk management - Summary of Position at Risk for the Group (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Position At Risk [Line Items]
Financial lease	$ 450,535	$ 448,297	$ 523,159
Fixed rate	3,604,492	3,252,616	2,711,147
Financial lease	2,879,155	$ 2,438,437	$ 2,216,859
Short Term
Disclosure of Position At Risk [Line Items]
Investment US/Ps.	473,587
Financial lease	31,628
Short Term Investment	473,587
Short Term Debt	31,628
Long Term
Disclosure of Position At Risk [Line Items]
Fixed rate	1,098,885
Financial lease	45,359
Long Term Debt	$ 1,144,244